Accumulated Other Comprehensive Income (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Equity
Accumulated foreign currency translation adjustments	$ 241	$ 268	$ 200